FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table presents assets and liabilities measured at fair value on a recurring basis as of December 31, 2021:
	Fair Value Measurement as of December 31, 2021
	Total	Level 1	Level 2	Level 3
Assets:

Interest rate swaps	$2,765	$—	$2,765	$—

Total assets	$2,765	$—	$2,765	$—

Liabilities:
Forward exchange contracts	$145	$—	$145	$—
Warrant liability	108	108	—	—
Interest rate swaps	135	—	135	—
Options instruments classified as liability	2,620	—	—	2,620

Total liabilities	$3,008	$108	$280	$2,620

The following table presents assets and liabilities measured at fair value on a recurring basis as of December 31, 2020:

	Fair Value Measurement as of December 31, 2020
	Total	Level 1	Level 2	Level 3
Assets:

Short-term investments	$9,987	$—	$9,987	$—

Total assets	$9,987	$—	$9,987	$—

Liabilities:
Forward exchange contracts	$793	$—	$793	$—
Warrant liability	160	160	—	—
Interest rate swaps	3,796	—	3,796	—
Options instruments classified as liability	2,682	—	—	2,682

Total liabilities	$7,431	$160	$4,589	$2,682

Summary of Carrying Amounts and Estimated Values of Total Debt	The carrying amounts and estimated fair values of our total debt as of December 31, 2021 and 2020 were as follows:

	As of December 31, 2021	As of December 31, 2020
Carrying amount, excluding unamortized discount and deferred financing costs	$675,448	$661,708
Fair value	$662,881	$646,689